Related party transactions	6 Months Ended
Jun. 30, 2018
Related party transactions
Related party transactions

3. Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 30,8% of the Company’s outstanding shares, excluding treasury shares held by the Company, at June 30, 2018. The Company has entered into certain arrangements for services, leases and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements as described in item b) below have agreed upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item c) below. Our related party transactions are settled through Fresenius SE’s cash management system where appropriate.

a) Service agreements, lease agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides central purchasing services to the Fresenius SE Companies. These related party agreements generally have a duration of 1 to 5 years and are renegotiated on an as needed basis when the agreement comes due. The Company provides administrative services to one of its equity method investees.

The Company is a party to real estate operating lease agreements with the Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The majority of the leases expire at the end of 2026.

In addition to the above mentioned service and lease agreements, the Company sold products to the Fresenius SE Companies and made purchases from the Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

The Company entered into an agreement with a Fresenius SE company for the manufacturing of infusion bags. In order to establish the new production line, the Company purchased machinery from the Fresenius SE company in the amount of €3,274 during the six months ended June 30, 2018.

In December 2010, the Company and Galenica Ltd. (now known as Vifor Pharma Ltd.) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., (“VFMCRP”), an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from VFMCRP.

Below is a summary, including the Company’s receivables from and payables to the indicated parties resulting from the above described transactions with related parties.

Service agreements, lease agreements and products
in € THOUS
	For the six months endedJune 30, 2018		For the six months endedJune 30, 2017		June 30, 2018		December 31, 2017
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable

Service agreements(1)
Fresenius SE	308	10.772	260	11.747	38	2.645	40	2.948
Fresenius SE affiliates	1.671	46.510	1.724	36.193	756	2.945	9.445	4.696
Equity method investees	9.024	-	8.647	-	1.310	-	1.738	-
Total	11.003	57.282	10.631	47.940	2.104	5.590	11.223	7.644

Lease agreements
Fresenius SE	-	4.274	-	4.131	-	-	-	-
Fresenius SE affiliates	-	7.318	-	6.108	-	-	-	-
Total	-	11.592	-	10.239	-	-	-	-

Products
Fresenius SE affiliates	17.289	18.652	16.065	21.070	10.944	6.690	9.148	3.976
Equity method investees	-	196.976	-	199.347	-	59.576	-	36.550
Total	17.289	215.628	16.065	220.417	10.944	66.266	9.148	40.526

(1) In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €4,726 and €6,397 at June 30, 2018 and December 31, 2017, respectively.

Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE’s cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of June 30, 2018 and December 31, 2017, the Company had accounts receivable from Fresenius SE related to short-term financing in the amount of €121.874 and €91.026, respectively. As of June 30, 2018 and December 31, 2017, the Company had accounts payable to Fresenius SE related to short-term financing in the amount of €81.694 and €76.159, respectively. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

On August 19, 2009, the Company borrowed €1.500 from the General Partner on an unsecured basis at 1,335%. The loan repayment has been extended periodically and is currently due August 22, 2018 with an interest rate of 1,100%. On November 28, 2013, the Company borrowed an additional €1.500 with an interest rate of 1,875% from the General Partner. The loan repayment has been extended periodically and is currently due on November 23, 2018 with an interest rate of 1,100%.

At June 30, 2018 and December 31, 2017, a subsidiary of Fresenius SE held unsecured bonds issued by the Company in the amount of €6.000 and €6.000, respectively. The bonds were issued in 2011 and 2012, mature in 2021 and 2019, respectively, and each has a coupon rate of 5.25% with interest payable semiannually.

At June 30, 2018, the Company provided a cash advance to Fresenius SE in the amount of €5.400 on an unsecured basis at an interest rate of 0,930%. At December 31, 2017, the Company borrowed from Fresenius SE in the amount of €6.000 on an unsecured basis at an interest rate of 0,825%. For further information on this loan agreement, see note 7.

Key management personnel

Due to the Company’s legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was €9.414 and €11.079, respectively, for its management services during the six months ended June 30, 2018 and 2017. As of June 30, 2018 and December 31, 2017, the Company had accounts receivable from the General Partner in the amount of €220 and €246, respectively. As of June 30, 2018 and December 31, 2017, the Company had accounts payable to the General Partner in the amount of €28.984 and €23.020, respectively.